Document And Entity Information	12 Months Ended
Oct. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	VersaBank
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Type	40-F
Document, Annual Report	true
Document, Period End Date	Oct. 31, 2022
Entity, File Number	001-40805
Entity, Incorporation, State or Country Code	Z4
Entity, Address, Address Line One	140 Fullarton Street, Suite 2002
Entity, Address, City or Town	London
Entity, Address, State or Province	ON
Entity, Address, Postal Zip Code	N6A 5P2
Entity, Address, Country	CA
City Area Code	519
Local Phone Number	645-1919
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VBNK
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding	27,245,782
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Entity Central Index Key	0001690639
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	122 East 42nd Street, 18th Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.